united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 4/30

Date of reporting period: 10/31/17

Item 1. Reports to Stockholders.

TOEWS TACTICAL GROWTH ALLOCATION FUND
(formerly Toews Hedged Growth Allocation Fund)
TOEWS TACTICAL INCOME FUND
TOEWS TACTICAL OCEANA FUND
(formerly Toews Hedged Core W Fund)
TOEWS TACTICAL MONUMENT FUND
(formerly Toews Hedged Core L Fund)
TOEWS TACTICAL OPPORTUNITY FUND
(formerly Toews Hedged Core S Fund)
TOEWS UNCONSTRAINED INCOME FUND
TOEWS TACTICAL DEFENSIVE ALPHA FUND

Semi-Annual Report
October 31, 2017

Investor Information: 1-877-558-6397

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-877- 558-6397 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800- SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-558-6397.

INVESTMENT ADVISER
Toews Corporation
1750 Zion Road
Suite 201
Northfield, NJ 08225

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Dear Shareholders,

Investing in equities and bonds has the potential to generate above-inflation returns for investors. Yet despite the many reasons for investing in these markets, financial assets remain vulnerable to infrequent but severe losses during bear market cycles. As a consequence, risk abatement strategies are ideal for investment in financial markets. The objective of our strategy is to provide investors with access to financial markets while seeking to reduce the risk of significant loss.

Our Strategy and Fund Performance

Our dynamic hedging system enters and exits markets based entirely on asset price movements. When prices are rising, the system is fully invested in equities (or high yield bonds), and we attempt to replicate the target index of the fund. At every point during a rising market, our system maintains an exit point at some percentage below the market. As prices rise, the exit level “rolls up” at a rate that correlates roughly to the rate of increase of index prices.

Once our system exits a market for a certain asset class, it remains out of that asset class as long as it is declining. Just as our hedging point slowly increases during rising markets, our point of re-entry adjusts lower as markets move lower. The longer declines last, the more likely it is that we will re-enter the market at a lower point than we exited. During severe declines, the re- entry point can be significantly lower than the exit price, creating a lower basis for gains.

To take positions in stocks, we frequently employ the use of equity index futures contracts. Futures contracts tend to track their respective market indices efficiently. Due to arbitrage and other factors, there is no material impact on fund performance, either positive or negative, from the use of futures contracts versus holding individual equities and/or ETFs. Additionally, the funds use options contracts to hedge against swift and deep drops in the equity markets. In rising markets, the options contracts are expected to lose some value and lower fund performance.

Each exit out of the market creates a possible market underperformance event. If the system implements a full hedge and the market reverses over the short term, the market re-entry point can be higher than the exit level. This can happen several days or several weeks after a hedge is initiated. The greater the number of incidences of hedging during a period of time, the more vulnerable the system is to under-performance. In other words, while our system attempts to reduce the risk of significant loss, there may be a cost to implementing this system that can be realized if the funds underperform their benchmarks. Ideal investors for our funds are those for whom loss avoidance is paramount.

During the 6-month period ending October 31, 2017, our funds trailed their benchmarks a few percentage points. For the same reasons that our strategy can be effective, it can trail benchmarks in the short-term. Many of our funds saw an exit and a re-entry into the markets during the past six months. As a result of this short-term exit and re-entry, those funds trailed their benchmarks during the period.

US and international markets continue to rally to record highs despite North Korean saber rattling and other challenges. Despite the referenced market exit and re-entry, the Toews Funds captured much, but not all, of the upside growth in the market.

Six-Month Performance as of 10-31-2017

Fund	Net Assets	Fund Performance	Benchmark Return	Benchmark
Toews Tactical Oceana Fund	$48,768,898	8.91%	10.74%	MSCI EAFE Net (USD)
Toews Tactical Income Fund	$609,017,720	2.02%	3.50%	Merrill Lynch High Yield U.S. Corporates, Cash Pay
Toews Tactical Monument Fund	$41,082,520	7.33%	9.10%	S&P 500 TR
Toews Tactical Opportunity Fund	$63,400,144	4.95%	8.01% 6.74%	Russell 2000 Total Return S&P 400 TR
Toews Tactical Growth Allocation Fund	$21,851,036	6.04%	9.10%	S&P 500 TR
Toews Tactical Defensive Alpha Fund	$116,000,197	6.69%	9.10%	S&P 500 TR
Toews Unconstrained Income Fund	$111,216,813	0.50%	1.58%	Bloomberg Barclays Aggregate Bond Index

Our Outlook

Although the economy continues to look rosy, it is common to hear the words “bubble” and “market top”. The potential advantage of our methodology is its ability to attempt to avoid the bulk of market declines. If this rosy market picture changes, depending on its strategy, our funds can sell their market exposure to defensive assets like money market securities, low duration bonds, and/or low volatility stocks. If the objective of our funds is achieved, it creates an opportunity to buy near market lows and participate in potential rebounds. As a result, it may be possible to produce positive returns even when the market is losing money or moving sideways.

For investors who wish to participate in long term, above inflation growth investments, the path to navigate these markets is straightforward but requires constant vigilance: 1) stay committed to equity markets, an asset class that helps protect investors against inflation; and 2) hedge your equity portfolios against losses. Both are pillars on which the Toews system is built.

As always, we feel strongly that adding risk management strategies to portfolios in this environment is prudent and desirable.

We thank you for the confidence you have placed in us.

Warmest Regards,

Phillip R. Toews	Randall D. Schroeder	Jason Graffius
Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager

A derivative is a security with a price that is dependent upon or derived from one or more underlying assets.

“Long Only” investing is the buying of a security such as a stock, commodity, or currency, with the expectation that the asset will rise in value.

The MSCI Emerging Markets Index is an index used to measure equity market performance in global emerging markets.

The MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada.

The Merrill Lynch High Yield U.S. Corporates Index is a commonly used benchmark for U.S. issued high yield corporate bonds.

The Russell 2000 Index is a small-cap stock market index of the bottom 2,000 stocks in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks.

The S&P 400 Index is a stock market index that serves as a barometer for the U.S. mid-cap equities sector.

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq. You cannot invest directly in an index.

The Bloomberg Barclays Aggregate Bond Index is an index used to represent U.S. traded investment grade bonds.

5944-NLD-12/08/2017

Toews Tactical Growth Allocation Fund (Formerly Toews Hedged Growth Allocation Fund)
PORTFOLIO REVIEW (Unaudited)
October 31, 2017

Total Returns as of October 31, 2017

				Since
			5 Year	Inception*
	Six Months	1 Year	(Annualized)	(Annualized)
Toews Tactical Growth Allocation Fund	6.04%	12.61%	4.59%	2.84%
S&P 500 Total Return Index	9.10%	23.63%	15.18%	14.49%

*	Commencement of operations is August 2, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s Adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.67% of average net assets, per the Fund’s prospectus dated September 1, 2017. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2017
Percent of
Net Assets
Exchange Traded Funds	62.6%
Mutual Funds	19.2%
Options	0.2%
Short-Term Investments	10.8%
Cash and Other Assets Less Liabilities	7.2%
100.0%

Please refer to the Fund’s Portfolio of Investments in the semi-annual report for a detailed listing of the Fund’s holdings.

Toews Tactical Income Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2017

Total Returns as of October 31, 2017

				Since
			5 Year	Inception*
	Six Months	1 Year	(Annualized)	(Annualized)
Toews Tactical Income Fund	2.02%	4.94%	4.90%	6.26%
BofA Merrill Lynch High Yield Cash Pay Index	3.50%	9.14%	6.26%	8.10%

*	Commencement of operations is June 4, 2010.

The BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s Adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.66% of average net assets, per the Fund’s prospectus dated September 1, 2017. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2017
Percent of
Net Assets
Exchange Traded Funds	42.1%
Mutual Funds	57.5%
Short-Term Investments	0.3%
Mortgage Notes	0.1%
100.0%

Please refer to the Fund’s Portfolio of Investments in the semi-annual report for a detailed listing of the Fund’s holdings.

Toews Tactical Oceana Fund (Formerly Toews Hedged Core W Fund)
PORTFOLIO REVIEW (Unaudited)
October 31, 2017

Total Returns as of October 31, 2017

				Since
			5 Year	Inception*
	Six Months	1 Year	(Annualized)	(Annualized)
Toews Tactical Oceana Fund	8.91%	18.36%	3.16%	(0.14)%
The MSCI EAFE Index	10.74%	23.44%	8.53%	8.48%

*	Commencement of operations is June 4, 2010.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s Adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.38% of average net assets, per the Fund’s prospectus dated September 1, 2017. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2017
Percent of
Net Assets
Exchange Traded Funds	53.7%
Mutual Funds	27.0%
Options	0.2%
Short-Term Investments	8.9%
Cash and Other Assets Less Liabilities	10.2%
100.0%

Please refer to the Fund’s Portfolio of Investments in the semi-annual report for a detailed listing of the Fund’s holdings.

Toews Tactical Monument Fund (Formerly Toews Hedged Core L Fund)
PORTFOLIO REVIEW (Unaudited)
October 31, 2017

Total Returns as of October 31, 2017

				Since
			5 Year	Inception*
	Six Months	1 Year	(Annualized)	(Annualized)
Toews Tactical Monument	7.33%	16.70%	6.28%	5.30%
S&P 500 Total Return Index	9.10%	23.63%	15.18%	15.06%

*	Commencement of operations is June 4, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s Adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.32% of average net assets, per the Fund’s prospectus dated September 1, 2017. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2017
Percent of
Net Assets
Exchange Traded Funds	54.1%
Mutual Funds	27.2%
Options	0.2%
Short-Term Investments	11.3%
Cash and Other Assets Less Liabilities	7.2%
100.0%

Please refer to the Fund’s Portfolio of Investments in the semi-annual report for a detailed listing of the Fund’s holdings.

Toews Tactical Opportunity Fund (Formerly Toews Hedged Core S Fund)
PORTFOLIO REVIEW (Unaudited)
October 31, 2017

Total Returns as of October 31, 2017

				Since
			5 Year	Inception*
	Six Months	1 Year	(Annualized)	(Annualized)
Toews Tactical Opportunity Fund	4.95%	9.30%	3.90%	3.22%
Russell 2000 Total Return Index	8.01%	27.85%	14.49%	13.90%

*	Commencement of operations is June 4, 2010.

The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s Adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.28% of average net assets of average net assets, per the Fund’s prospectus dated September 1, 2017. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2017
Percent of
Net Assets
Exchange Traded Funds	53.9%
Mutual Funds	26.9%
Options	0.2%
Short-Term Investments	11.7%
Cash and Other Assets Less Liabilities	7.3%
100.0%

Please refer to the Fund’s Portfolio of Investments in the semi-annual report for a detailed listing of the Fund’s holdings.

Toews Unconstrained Income Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2017

Total Returns as of October 31, 2017

			Since
			Inception*
	Six Months	1 Year	(Annualized)
Toews Unconstrained Income Fund	0.50%	2.77%	3.25%
Bloomberg Barclays Aggregate U.S. Bond Index	1.58%	0.90%	3.19%

*	Commencement of operations is August 28, 2013.

The Bloomberg Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s Adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.56% of average net assets of average net assets, per the Fund’s prospectus dated September 1, 2017. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558 6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2017
Percent of
Net Assets
Exchange Traded Funds	26.4%
Mutual Funds	71.2%
Mortgage Notes	2.5%
Cash and Other Assets Less Liabilities	(0.1)%
100.0%

Please refer to the Fund’s Portfolio of Investments in the semi-annual report for a detailed listing of the Fund’s holdings.

Toews Tactical Defensive Alpha Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2017

Total Returns as of October 31, 2017

			Since
	Six Months	1 Year	Inception*
Toews Tactical Defensive Alpha Fund	6.69%	15.97%	14.83%
S&P 500 Total Return Index	9.10%	23.63%	19.24%

*	Commencement of operations is January 7, 2016.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s Adviser has waived fees and/or reimbursed expenses over the period shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.27% of average net assets of average net assets, per the Fund’s prospectus dated September 1, 2017. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2017
Percent of
Net Assets
Exchange Traded Funds	78.4%
Options	0.2%
Short-Term Investments	10.9%
Cash and Other Assets Less Liabilities	10.5%
100.0%

Please refer to the Fund’s Portfolio of Investments in the semi-annual report for a detailed listing of the Fund’s holdings.

Toews Tactical Growth Allocation Fund (Formerly Toews Hedged Growth Allocation Fund)
Portfolio of Investments (Unaudited)
October 31, 2017

Shares					Fair Value
	EXCHANGE TRADED FUNDS - 62.7%
	DEBT FUNDS - 62.7%
700	iShares iBoxx $High Yield Corporate Bond ETF				$61,929
1,700	SPDR Bloomberg Barclays High Yield Bond ETF				63,308
170,500	Vanguard Short-Term Bond ETF				13,587,145
	TOTAL EXCHANGE TRADED FUNDS (Cost - $13,716,936)				13,712,382

	MUTUAL FUNDS - 19.2%
	DEBT FUNDS - 19.2%
6,214	Aberdeen Global High Income Fund - Class I				53,752
2	American Century High-Yield Fund - R-5				8
158,422	American High-Income Trust - Class R-6				1,660,265
2	BlackRock High Yield Portfolio - Institutional Class				12
2	BMO High Yield Bond Fund - Class I				16
14,410	Dreyfus High Yield Fund - Class I				91,503
2	Eaton Vance Income Fund of Boston - Institutional Class				13
41,991	First Investors Fund for Income - Institutional Class				106,657
7,141	Hartford High Yield Fund - Class Y				53,415
210,131	JPMorgan High Yield Fund - Class I				1,573,883
2	Loomis Sayles High Income Fund - Class Y				8
2	Lord Abbett High Yield Fund - Class I				16
1	Manning & Napier Fund, Inc. - High Yield Bond Series - Class I				13
1	Nuveen High Income Bond Fund - Class I				9
11,569	Payden High Income Fund - Institutional Class				76,243
2	PIMCO High Yield Fund - Institutional Class				18
1	Principal High Yield Fund - Institutional Class				9
2	Putnam High Yield Fund - Class Y				11
995	SSgA High Yield Bond Fund - Class K				7,633
58,609	TIAA-CREF High Yield Fund - Institutional Class				577,883
2	Transamerica High Yield Bond Fund - Class I				21
2	Vanguard Total Bond Market Index Fund - Institutional Class				26
2	Virtus Seix High Yield Fund - Class I				14
	TOTAL MUTUAL FUNDS (Cost - $4,190,239)				4,201,428

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
136	S&P 500 E-mini	December 2017	$2,375.00	$32,300,000	34,170
	TOTAL OPTIONS PURCHASED (Cost - $50,208)
	TOTAL INVESTMENTS - 82.1% (Cost - $17,957,383)(b)				$17,947,980
	CASH AND OTHER ASSETS LESS LIABILITIES - 17.9%				3,903,056
	NET ASSETS - 100.0%				$21,851,036

OPEN FUTURES CONTRACTS

Number of			Notional Value at
Contracts	Open Long Future Contracts	Expiration	October 31, 2017	Value	Unrealized Appreciation (a)
65	MSCI EAFE Index E-Mini	Dec-17	$6,524,050	$117,124	$117,124
11	Nasdaq 100 E-Mini	Dec-17	1,374,945	59,067	59,067
44	Russell 2000 E-Mini	Dec-17	3,306,160	176,320	176,320
24	S&P 500 E-Mini	Dec-17	3,087,300	100,113	100,113
18	S&P Midcap 400 E-Mini	Dec-17	3,301,020	172,050	172,050
	TOTAL FUTURES CONTRACTS				$624,674

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.

ETF - Exchange Traded Fund.

(a)	Subject to equity contracts risk exposure.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $17,957,383 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$11,189
Unrealized depreciation:	(20,592)
Net unrealized depreciation:	$(9,403)

See accompanying notes to financial statements.

Toews Tactical Income Fund
Portfolio of Investments (Unaudited)
October 31, 2017

Shares		Fair Value
	MUTUAL FUNDS - 57.3%
	DEBT FUNDS - 57.3%
756,525	Aberdeen Global High Income Fund - Class I	$6,543,940
1	American Century High-Yield Fund - R-5	6
3,802,726	American High-Income Trust - Class R-6	39,852,570
1	BlackRock High Yield Portfolio - Institutional Class	10
1	BMO High Yield Bond Fund - Class I	13
1,754,506	Dreyfus High Yield Fund - Class I	11,141,115
2	Eaton Vance Income Fund of Boston - Institutional Class	9
5,113,261	First Investors Fund for Income - Institutional Class	12,987,684
869,394	Hartford High Yield Fund - Class Y	6,503,067
25,588,869	JPMorgan High Yield Fund - Select Class	191,660,627
2	Loomis Sayles High Income Fund - Class Y	8
2	Lord Abbett High Yield Fund - Class I	15
2	Manning & Napier Fund, Inc. - High Yield Bond Series - Class I	15
1	Nuveen High Income Bond Fund - Class I	9
1,408,598	Payden High Income Fund - Institutional Class	9,282,662
2	PIMCO High Yield Fund - Institutional Class	14
2	Principal High Yield Fund - Institutional Class	11
2	Putnam High Yield Advantage Fund - Class Y	11
120,949	SSgA High Yield Bond Fund - Class K	927,683
7,136,889	TIAA-CREF High Yield Fund - Institutional Class	70,369,724
2	Transamerica High Yield Bond - Class I	23
2	Virtus Seix High Yield Fund - Institutional Class	12
	TOTAL MUTUAL FUNDS (Cost - $348,393,553)	349,269,228

	EXCHANGE TRADED FUNDS - 42.1%
	DEBT FUNDS - 42.1%
1,446,500	iShares iBoxx $ High Yield Corporate Bond ETF	127,971,855
3,442,500	SPDR Bloomberg Barclays High Yield Bond ETF	128,198,700
	TOTAL EXCHANGE TRADED FUNDS (Cost - $255,751,917)	256,170,555

Principal
	MORTGAGE NOTES - 0.1% (a)
$749,218	Aristone Realty Capital, 12.00%, due 8/1/18 - Property located in New York (c)	749,218
	TOTAL MORTGAGE NOTES (Cost - $749,218)

	TOTAL INVESTMENTS - 99.5% (Cost - $604,894,688) (b)	$606,189,001
	CASH AND OTHER ASSETS LESS LIABILITIES - 0.5%	2,828,719
	NET ASSETS - 100.0%	$609,017,720

ETF - Exchange Traded Fund

+	Money market fund; interest rate reflects seven-day yield on October, 2017.

(a)	The aggregate value of such securities is 0.1% of net assets and they have been fair valued under procedures adopted by the Trust’s Board of Trustees.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $605,033,707 and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation:	$1,155,294
Unrealized depreciation:	—
Net unrealized appreciation:	$1,155,294

(c)	The Fund has unfunded commitments on the below investment. The commitments will be funded when called through current assets at that time.

Aristone Realty Capital, 12.00%, due 8/1/18 - Property located in New York	$782

See accompanying notes to financial statements.

Toews Tactical Oceana Fund (Formerly Toews Hedged Core W Fund)
Portfolio of Investments (Unaudited)
October 31, 2017

Shares					Fair Value
	EXCHANGE TRADED FUNDS - 53.7%
	DEBT FUND - 53.7%
328,500	Vanguard Short-Term Bond ETF				$26,178,165
	TOTAL EXCHANGE TRADED FUNDS (Cost - $26,191,836)

	MUTUAL FUNDS - 27.0%
	DEBT FUNDS - 27.0%
1,261,950	Vanguard Short-Term Bond Index Fund - Institutional Class				13,174,761
3	Vanguard Total Bond Market Index Fund - Institutional Class				31
	TOTAL MUTUAL FUNDS (Cost - $13,200,031)				13,174,792

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
381	S&P 500 E-mini	December 2017	$2,375.00	$90,487,500	95,726
	TOTAL OPTIONS PURCHASED (Cost - $140,716)

	TOTAL INVESTMENTS - 80.9% (Cost - $39,532,583) (b)				$39,448,683
	CASH AND OTHER ASSETS LESS LIABILITIES - 19.1%				9,320,215
	NET ASSETS - 100.0%				$48,768,898

OPEN FUTURES CONTRACTS

Number of			Notional Value at
Contracts	Open Long Future Contracts	Expiration	October 31, 2017	Value	Unrealized Appreciation (a)
495	MSCI EAFE Index E-mini	Dec-17	$49,683,150	$898,389	$898,389

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.

ETF - Exchange Traded Fund

(a)	Subject to equity contracts risk exposure.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from fair value.

See accompanying notes to financial statements.

Toews Tactical Monument Fund (Formerly Toews Hedged Core L Fund)
Portfolio of Investments (Unaudited)
October 31, 2017

Shares					Fair Value
	EXCHANGE TRADED FUNDS - 54.1%
	DEBT FUND - 54.1%
278,700	Vanguard Short-Term Bond ETF
	TOTAL EXCHANGE TRADED FUNDS (Cost - $22,221,200)				$22,209,603

	MUTUAL FUNDS - 27.2%
	DEBT FUNDS - 27.2%
1,070,746	Vanguard Short-Term Bond Index Fund - Institutional Class				11,178,585
2	Vanguard Total Bond Market Index Fund - Institutional Class				23
	TOTAL MUTUAL FUNDS (Cost - $11,200,023)				11,178,608

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
319	S&P 500 E-mini	December 2017	$2,375.00	$75,762,500	80,149
	TOTAL OPTIONS PURCHASED (Cost - $117,817)

	TOTAL INVESTMENTS - 81.5% (Cost - $33,539,040) (b)				$33,468,360
	CASH AND OTHER ASSETS LESS LIABILITIES - 18.5%				7,614,160
	NET ASSETS - 100.0%				$41,082,520

OPEN FUTURES CONTRACTS

Number of			Notional Value at
Contracts	Open Long Future Contracts	Expiration	October 31, 2017	Value	Unrealized Appreciation (a)
103	Nasdaq 100 E-Mini	Dec-17	$12,874,485	$537,831	$537,831
226	S&P 500 E-Mini Future	Dec-17	29,072,075	981,513	981,513
					$1,519,344
*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.

ETF - Exchange Traded Fund

(a)	Subject to equity contracts risk exposure.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from fair value.

See accompanying notes to financial statements.

Toews Tactical Opportunity Fund (Formerly Toews Hedged Core S Fund)
Portfolio of Investments (Unaudited)
October 31, 2017

Shares					Fair Value
	EXCHANGE TRADED FUNDS - 53.9%
	DEBT FUND - 53.9%
428,800	Vanguard Short-Term Bond ETF				$34,171,072
	TOTAL EXCHANGE TRADED FUNDS (Cost - $34,189,026)

	MUTUAL FUNDS - 26.9%
	DEBT FUNDS - 26.9%
1,634,799	Vanguard Short-Term Bond Index Fund - Institutional Class				17,067,304
2	Vanguard Total Bond Market Index Fund - Institutional Class				24
	TOTAL MUTUAL FUNDS (Cost - $17,100,024)				17,067,328

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
497	S&P 500 E-mini	December 2017	$2,375.00	$118,037,500	124,871
	TOTAL OPTIONS PURCHASED (Cost - $183,558)

	TOTAL INVESTMENTS - 81.0% (Cost - $51,472,608) (b)				$51,363,271
	CASH AND OTHER ASSETS LESS LIABILITIES - 19.0%				12,036,873
	NET ASSETS - 100.0%				$63,400,144

OPEN FUTURES CONTRACTS

Number of			Notional Value at
Contracts	Open Long Future Contracts	Expiration	October 31, 2017	Value	Unrealized Appreciation (a)
428	Russell 2000 Mini	Dec-17	$32,159,920	$1,759,122	$1,759,122
176	S&P Mid 400 E-Mini	Dec-17	32,276,640	1,682,600	1,682,600
	TOTAL FUTURES CONTRACTS				$3,441,722

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.

ETF - Exchange Traded Fund

(a)	Subject to equity contracts risk exposure.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from fair value.

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Portfolio of Investments (Unaudited)
October 31, 2017

Shares		Fair Value
	MUTUAL FUNDS - 71.2%
	DEBT FUNDS - 71.2%
55,980	Aberdeen Global High Income Fund - Class I	$484,226
1	American Century High-Yield Fund - R-5	6
2,021,718	American High-Income Trust - Class R-6	21,187,602
2	BlackRock High Yield Portfolio - Institutional Shares	16
2	BMO High Yield Bond Fund - Class I	19
129,824	Dreyfus High Yield Fund - Class I	824,383
1	Eaton Vance Income Fund of Boston - Institutional Class	9
378,351	First Investors Fund for Income - Institutional Class	961,011
64,331	Hartford High Yield Fund - Class Y	481,197
1,893,415	JPMorgan High Yield Fund - Select Class	14,181,676
2	Loomis Sayles High Income Fund - Class Y	7
2	Lord Abbett High Yield Fund - Class I	12
1	Manning & Napier Fund, Inc. - High Yield Bond Series - Class I	13
2	Nuveen High Income Bond Fund - Class I	14
104,230	Payden High Income Fund - Institutional Class	686,873
1	PIMCO High Yield Fund - Institutional Class	12
2	Principal High Yield Fund - Institutional Class	14
1	Putnam High Yield Advantage - Class Y	9
8,952	SSgA High Yield Bond Fund - Class K	68,659
528,086	TIAA-CREF High Yield Fund - Institutional Class	5,206,925
2	Transamerica High Yield Bond - Institutional Class	23
2	Vanguard Inflation-Protected Securities Fund - Investor Class	54
3,357,253	Vanguard Short-Term Bond Index Fund - Institutional Class	35,049,719
3	Vanguard Total Bond Market Index Fund - Institutional Class	31
1	Virtus Seix High Yield Fund - Institutional Class	10
	TOTAL MUTUAL FUNDS (Cost - $79,097,216)	79,132,520

	EXCHANGE TRADED FUNDS - 26.4%
	DEBT FUNDS - 24.2%
9,200	iShares iBoxx $ High Yield Corporate Bond ETF	4,299,642
31,300	SPDR Bloomberg Barclays High Yield Bond ETF	4,256,532
156,700	Vanguard Short-Term Bond ETF	18,328,700
	TOTAL DEBT FUNDS (Cost - $26,864,996)	26,884,874

	EQUITY FUNDS - 2.2%
29,900.00	Velocity Shares Daily Inverse VIX Short-Term ETN *	2,515,500
	TOTAL EQUITY FUNDS (Cost - $814,873)

	TOTAL EXCHANGE TRADED FUNDS (Cost - $27,679,869)	29,400,374

Principal
	MORTGAGE NOTES - 2.5% (a)
$1,908,713	Aristone Realty Capital, 12.00%, due 4/3/17 - Property located in New York (b)	820,747
949,981	Aristone Realty Capital, 12.00%, due 3/1/18 - Property located in New York (d)	949,981
998,957	Aristone Realty Capital, 12.00%, due 8/1/18 - Property located in New York (d)	998,957
	TOTAL MORTGAGE NOTES (Cost - $3,857,651)	2,769,685

	TOTAL INVESTMENTS - 100.1% (Cost - $110,634,736)(c)	$111,302,579
	LIABILITES LESS OTHER ASSETS - (0.1)%	(85,766)
	NET ASSETS - 100.0%	$111,216,813

*	Non-income producing security.

ETF - Exchange Traded Fund

ETN - Exchange Traded Notes

(a)	Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 2.5% of net assets and they have been fair valued under procedures adopted by the Trust’s Board of Trustees.

(b)	Non-income producing security; security is in default.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $110,647,006 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,795,975
Unrealized depreciation:	(1,140,402)
Net unrealized appreciation:	$655,573

(d)	The Fund has unfunded commitments on the below investments. The commitments will be funded when called through current assets at that time.

Aristone Realty Capital, 12.00%, due 8/1/18 - Property located in New York	$1,043
Aristone Realty Capital, 12.00%, due 1/15/18 - Property located in New York	19
$1,062

See accompanying notes to financial statements.

Toews Tactical Defensive Alpha Fund
Portfolio of Investments (Unaudited)
October 31, 2017

Shares					Fair Value
	MUTUAL FUNDS - 0.0%
	DEBT FUNDS - 0.0%
3	Vanguard Short-Term Bond Index Fund - Institutional Class				$28
2	Vanguard Total Bond Market Index Fund - Institutional Class				23
	TOTAL MUTUAL FUNDS (Cost - $51)				51

	EXCHANGE TRADED FUNDS - 78.4%
	DEBT FUND - 78.4%
1,141,000	Vanguard Short-Term Bond ETF				90,926,290
	TOTAL EXCHANGE TRADED FUNDS (Cost - $90,969,692)				90,926,290

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
894	S&P 500 E-mini	December 2017	$2,375.00	$212,325,000	224,618
	TOTAL OPTIONS PURCHASED (Cost - $330,183)

	TOTAL INVESTMENTS - 78.6% (Cost - $91,299,926) (b)				$91,150,959
	CASH AND OTHER ASSETS LESS LIABILITIES - 21.4%				24,849,238
	NET ASSETS - 100.0%				$116,000,197

OPEN FUTURES CONTRACTS

Number of			Notional Value at
Contracts	Open Long Future Contracts	Expiration	October 31, 2017	Value	Unrealized Appreciation (a)
345	MSCI EAFE Index E-min	Dec-17	$34,627,650	$612,762	$612,762
57	Nasdaq 100 E-Mini	Dec-17	7,124,715	298,430	298,430
390	Russell 2000 E-Mini	Dec-17	29,304,600	1,587,288	1,587,288
126	S&P 500 E-Mini	Dec-17	16,208,325	541,763	541,763
158	S&P Mid 400 E-Mini	Dec-17	28,975,620	1,500,580	1,500,580
	TOTAL FUTURES CONTRACTS				$4,540,823

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.

ETF - Exchange Traded Fund

(a)	Subject to equity contracts risk exposure.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from fair value.

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities (Unaudited)
October 31, 2017

	Toews Tactical	Toews Tactical	Toews Tactical
	Growth Allocation	Income	Oceana
	Fund	Fund	Fund
ASSETS:
Investments, at cost	$17,957,383	$604,894,688	$39,532,583
Investments, at fair value	$17,947,980	$606,189,001	$39,448,683
Cash and cash equivalents	2,357,879	1,803,350	4,335,776
Cash deposit with broker - futures margin balance	932,538	—	4,119,052
Unrealized appreciation from futures contracts	624,674	—	898,389
Dividends and interest receivable	15,046	594,234	28,059
Receivable for Fund shares sold	38,390	1,795,605	43,409
Prepaid expenses and other assets	69,694	78,555	42,591
Total Assets	21,986,201	610,460,745	48,915,959

LIABILITIES:
Accrued advisory fees	61,480	524,091	68,510
Payable for Fund shares redeemed	62,378	842,206	48,488
Payable to related parties	387	66,190	17,785
Accrued expenses and other liabilities	10,920	10,538	12,278
Total Liabilities	135,165	1,443,025	147,061

Net Assets	$21,851,036	$609,017,720	$48,768,898

NET ASSETS CONSIST OF:
Paid in capital	$21,851,037	$587,404,571	$50,038,134
Accumulated net investment income (loss)	113,932	980,147	(9,463)
Accumulated net realized gain (loss) on investments and futures contracts	(729,202)	19,338,689	(2,074,263)
Net unrealized appreciation on investments options and futures contracts	615,269	1,294,313	814,490
Net Assets	$21,851,036	$609,017,720	$48,768,898

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,072,671	53,620,788	5,182,559
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$10.54	$11.36	$9.41

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities (Unaudited) (Continued)
October 31, 2017

	Toews Tactical	Toews Tactical	Toews	Toews Tactical
	Monument	Opportunity	Unconstrained Income	Defensive Alpha
	Fund	Fund	Fund	Fund
ASSETS:
Investments, at cost	$33,539,040	$51,472,608	$110,634,736	$91,299,926
Investments, at fair value	$33,468,360	$51,363,271	$111,302,579	$91,150,959
Cash and cash equivalents	4,622,041	7,388,429	—	12,586,066
Cash deposit with broker - futures margin balance	1,479,332	1,228,909	—	7,715,460
Unrealized appreciation from futures contracts	1,519,344	3,441,722	—	4,540,823
Dividends and interest receivable	23,704	36,083	202,630	29,273
Receivable for Fund shares sold	33,261	50,449	90,221	245,704
Prepaid expenses and other assets	38,433	23,643	21,996	36,749
Total Assets	41,184,475	63,532,506	111,617,426	116,305,034

LIABILITIES:
Due to custodian	—	—	247,808	—
Accrued advisory fees	37,891	47,902	68,177	82,461
Payable for Fund shares redeemed	36,865	63,732	50,135	201,150
Payable to related parties	13,331	8,928	13,925	8,201
Accrued expenses and other liabilities	13,868	11,800	20,568	13,025
Total Liabilities	101,955	132,362	400,613	304,837

Net Assets	$41,082,520	$63,400,144	$111,216,813	$116,000,197

NET ASSETS CONSIST OF:
Paid in capital	$46,740,829	$74,432,602	$108,030,236	$101,809,462
Accumulated net investment income (loss)	(8,923)	(27,463)	83,286	159,868
Accumulated net realized gain (loss) on investments and futures contracts	(7,098,050)	(14,337,380)	2,435,448	9,639,011
Net unrealized appreciation on investments and futures contracts	1,448,664	3,332,385	667,843	4,391,856
Net Assets	$41,082,520	$63,400,144	$111,216,813	$116,000,197

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,842,091	6,503,137	10,714,885	9,325,280
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$10.69	$9.75	$10.38	$12.44

See accompanying notes to financial statements.

Toews Funds
Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2017

	Toews Tactical	Toews Tactical	Toews Tactical
	Growth Allocation	Income	Oceana
	Fund	Fund	Fund
Investment Income:
Interest income	$29,656	$352,747	$77,926
Dividend income	218,484	14,189,625	329,483
Amortization of Bond Premium	—	1	—
Total Investment Income	248,140	14,542,373	407,409

Operating Expenses:
Investment advisory fees	107,363	2,952,857	243,960
Administration fees	8,504	161,995	15,877
Registration fees	10,762	14,279	12,610
Fund accounting fees	2,661	72,983	5,686
Legal fees	4,525	16,075	5,033
Transfer agent fees	2,017	30,963	3,529
Audit and Tax fees	9,059	12,559	10,059
Shareholder servicing fees	6,040	145,687	10,098
Printing expenses	7,533	20,165	4,033
Compliance officer fees	2,554	13,058	4,025
Trustees’ fees	5,042	6,050	5,042
Insurance expenses	252	4,034	1,513
Miscellaneous expenses	504	16,136	504
Total Operating Expenses	166,816	3,466,841	321,969

Less: Expenses waived and/or reimbursed by Adviser	(32,608)	—	(16,965)
Net Operating Expenses	134,208	3,466,841	305,004

Net Investment Income	113,932	11,075,532	102,405

Realized and Unrealized Gain (Loss) on Investments, Options, and Futures Contracts:
Net realized gain (loss) on:
Investments	(56,986)	2,194,407	(235,670)
Options	(123,320)	—	(360,210)
Futures contracts	1,155,789	—	5,894,127
Net change in unrealized appreciation (depreciation) on:
Investments	(18,429)	(1,745,391)	(38,910)
Options	(16,039)	—	(44,989)
Futures contracts	174,052	—	(1,209,042)
Net Realized and Unrealized Gain on Investments and Futures Contracts	1,115,067	449,016	4,005,306

Net Increase in Net Assets Resulting From Operations	$1,228,999	$11,524,548	$4,107,711

See accompanying notes to financial statements.

Toews Funds
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended October 31, 2017

	Toews Tactical	Toews Tactical	Toews	Toews Tactical
	Monument	Opportunity	Unconstrained Income	Defensive Alpha
	Fund	Fund	Fund	Fund
Investment Income:
Interest income	$70,777	$103,180	$146,454	$165,574
Dividend income	275,669	407,267	1,901,966	669,041
Amortization of Bond Premium	—	—	2	—
Total Investment Income	346,446	510,447	2,048,422	834,615

Operating Expenses:
Investment advisory fees	206,195	311,360	557,921	539,229
Administration fees	14,107	20,595	34,160	39,504
Registration fees	11,097	12,658	20,208	17,574
Fund accounting fees	4,959	7,620	14,517	14,809
Legal fees	5,025	5,534	5,042	5,042
Transfer agent fees	3,529	4,033	5,042	5,624
Audit and Tax fees	10,810	8,184	16,380	7,184
Shareholder servicing fees	20,066	27,790	43,198	31,153
Custody fees	—	—	—	—
Printing expenses	4,538	4,537	13,067	4,538
Compliance officer fees	4,025	4,025	8,285	4,029
Trustees’ fees	5,546	5,546	11,090	6,554
Insurance expenses	756	1,008	1,008	1,008
Miscellaneous expenses	756	756	1,008	2,816
Total Operating Expenses	291,409	413,646	730,926	679,064

Less: Expenses waived by Adviser	(33,659)	(24,408)	(33,460)	(4,317)
Add: Expenses recaptured by Adviser			—	—
Net Operating Expenses	257,750	389,238	697,466	674,747

Net Investment Income	88,696	121,209	1,350,956	159,868

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain (loss) on:
Investments	(191,936)	(286,148)	462,870	(449,819)
Futures contracts	2,386,175	1,498,336	—	6,143,189
Options	(295,669)	(443,049)	—	(768,289)
Net change in unrealized appreciation (depreciation) on:
Investments	(33,012)	(50,650)	(1,256,594)	(43,401)
Options	(37,668)	(58,687)	—	(105,566)
Futures contracts	1,008,156	2,249,606	—	2,063,467
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	2,836,046	2,909,408	(793,724)	6,839,581

Net Increase in Net Assets Resulting From Operations	$2,924,742	$3,030,617	$557,232	$6,999,449

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets

	Toews Tactical Growth Allocation
	Fund

	Six Months Ended	Year Ended
	October 31, 2017	April 30, 2017
	(Unaudited)
Operations:
Net investment income	$113,932	$13,364
Net realized gain on investments options and futures contracts	975,483	796,553
Net change in unrealized appreciation (depreciation) on investments and futures contracts	139,584	(191,985)
Net increase in net assets resulting from operations	1,228,999	617,932

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	3,588,667	9,487,634
Cost of shares redeemed	(4,651,570)	(10,893,821)
Net decrease in net assets from share transactions of beneficial interest	(1,062,903)	(1,406,187)

Total Increase (Decrease) in Net Assets	166,096	(788,255)

Net Assets:
Beginning of period	21,684,940	22,473,195
End of period *	$21,851,036	$21,684,940
* Includes accumulated net investment income (loss) at end of period	$113,932	$(36,687)

Share Activity:
Shares Sold	350,605	998,530
Shares Redeemed	(458,728)	(1,153,013)
Net decrease in shares of beneficial interest outstanding	(108,123)	(154,483)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Tactical Income		Toews Tactical Oceana
	Fund		Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$11,075,532	$15,824,200	$102,405	$(492,111)
Net realized gain (loss) on investments options and futures contracts	2,194,407	22,838,922	5,298,247	(1,302,897)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(1,745,391)	(8,744,475)	(1,292,941)	596,846
Net increase (decrease) in net assets resulting from operations	11,524,548	29,918,647	4,107,711	(1,198,162)

Distributions to Shareholders:
From net realized gains	—	(1,605,313)	—	—
From net investment income	(10,211,083)	(16,638,905)	—	—
Total Dividends and Distributions to Shareholders	(10,211,083)	(18,244,218)	—	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	138,909,664	285,227,880	6,514,652	11,727,360
Reinvestment of dividends and distributions	9,940,886	17,755,489	—	—
Cost of shares redeemed	(81,872,602)	(107,489,145)	(8,880,536)	(36,575,705)
Net increase (decrease) in net assets from share transactions of beneficial interest	66,977,948	195,494,224	(2,365,884)	(24,848,345)

Total Increase (Decrease) in Net Assets	68,291,413	207,168,653	1,741,827	(26,046,507)

Net Assets:
Beginning of period	540,726,307	333,557,654	47,027,071	73,073,578
End of period *	$609,017,720	$540,726,307	$48,768,898	$47,027,071
* Includes accumulated net investment income (loss) at end of period	$980,147	$115,698	$(9,463)	$(111,868)

Share Activity:
Shares Sold	12,219,369	25,419,990	716,836	1,444,802
Shares Reinvested	875,337	1,582,069	—	—
Shares Redeemed	(7,200,139)	(9,582,708)	(976,981)	(4,512,173)
Net increase (decrease) in shares of beneficial interest outstanding	5,894,567	17,419,351	(260,145)	(3,067,371)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Tactical Monument		Toews Tactical Opportunity
	Fund		Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$88,696	$(428,123)	$121,209	$(653,256)
Net realized gain on investments and futures contracts	1,898,570	3,410,890	769,139	3,136,314
Net change in unrealized appreciation (depreciation) on investments and futures contracts	937,476	(409,622)	2,140,269	(2,759,749)
Net increase (decrease) in net assets resulting from operations	2,924,742	2,573,145	3,030,617	(276,691)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	5,945,433	10,777,920	8,791,340	18,198,336
Cost of shares redeemed	(8,619,283)	(30,704,770)	(10,326,987)	(44,593,808)
Net decrease in net assets from share transactions of beneficial interest	(2,673,850)	(19,926,850)	(1,535,647)	(26,395,472)

Total Increase (Decrease) in Net Assets	250,892	(17,353,705)	1,494,970	(26,672,163)

Net Assets:
Beginning of period	40,831,628	58,185,333	61,905,174	88,577,337
End of period *	$41,082,520	$40,831,628	$63,400,144	$61,905,174
* Includes accumulated net investment loss at end of period	$(8,923)	$(97,619)	$(27,463)	$(148,672)

Share Activity:
Shares Sold	579,017	1,160,255	940,523	2,002,124
Shares Reinvested	—	—	—	—
Shares Redeemed	(838,555)	(3,297,062)	(1,104,484)	(4,909,153)
Net decrease in shares of beneficial interest outstanding	(259,538)	(2,136,807)	(163,961)	(2,907,029)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Unconstrained		Toews Tactical Defensive
	Income Fund		Alpha Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$1,350,956	$2,425,256	$159,868	$(446,545)
Net realized gain on investments options and futures contracts	462,870	4,229,237	4,925,081	6,462,987
Distributions of capital gains from underlying investment companies	—	4,672	—	—
Net change in unrealized appreciation (depreciation) on investments options and futures contracts	(1,256,594)	(453,933)	1,914,500	1,499,723
Net increase in net assets resulting from operations	557,232	6,205,232	6,999,449	7,516,165

Distributions to Shareholders:
From net realized gains	—	(101,864)	—	(2,716,370)
From net investment income	(1,290,435)	(2,402,491)	—	—
Total Dividends and Distributions to Shareholders	(1,290,435)	(2,504,355)	—	(2,716,370)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	18,877,250	59,575,111	28,378,868	74,513,843
Reinvestment of dividends and distributions	1,221,390	2,402,220	—	2,675,101
Cost of shares redeemed	(17,224,505)	(49,000,301)	(18,094,390)	(22,032,039)
Net increase in net assets from share transactions of beneficial interest	2,874,135	12,977,030	10,284,478	55,156,905

Total Increase in Net Assets	2,140,932	16,677,907	17,283,927	59,956,700

Net Assets:
Beginning of period	109,075,881	92,397,974	98,716,270	38,759,570
End of period *	$111,216,813	$109,075,881	$116,000,197	$98,716,270
* Includes accumulated net investment income at end of period	$83,286	$22,765	$159,868	$—

Share Activity:
Shares Sold	1,810,043	5,806,250	2,368,292	6,657,011
Shares Reinvested	117,052	233,001	—	241,872
Shares Redeemed	(1,651,127)	(4,751,872)	(1,510,074)	(1,955,225)
Net increase in shares of beneficial interest outstanding	275,968	1,287,379	858,218	4,943,658

See accompanying notes to financial statements.

Toews Tactical Growth Allocation Fund (Formerly Toews Hedged Growth Allocation Fund)
Financial Highlights

Selected data based on a share outstanding throughout each year/period.

	For the		For the	For the Year	For the Year	For the Year	For the Year
	Six Months Ended		ended	ended	ended	ended	ended
	October 31, 2017		April 30, 2017	April 30, 2016	April 30, 2015	April 30, 2014	April 30, 2013
	(Unaudited)
Net asset value, beginning of year/period	$9.94		$9.62	$10.58	$10.55	$9.66	$8.50
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.05		0.01	(0.07)	(0.03)	0.00	0.03
Net realized and unrealized gain (loss) on investments	0.55		0.31	(0.74)	0.19	0.99	1.13
Total from investment operations	0.60		0.32	(0.81)	0.16	0.99	1.16
LESS DISTRIBUTIONS:
From net investment income	—		—	—	—	(0.03)	—
From net realized gains on investments	—		—	(0.15)	(0.13)	(0.07)	—
Total distributions	—		—	(0.15)	(0.13)	(0.10)	—
Net asset value, end of year/period	$10.54		$9.94	$9.62	$10.58	$10.55	$9.66
Total return (b)	6.04	% (f)	3.33%	(7.70)%	1.50%	10.17%	13.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$21,851		$21,685	$22,473	$28,588	$29,945	$25,817
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.55	% (e)	1.57%	1.55%	1.41%	1.45%	1.65%
Net investment income (loss), net of reimbursement (c,d)	1.06	% (e)	0.06%	(0.73)%	(0.25)%	0.00%	0.35%
Net investment income (loss), before reimbursement (c,d)	(0.25	)% (e)	(0.25)%	(1.03)%	(0.41)%	(0.20)%	0.00%
Portfolio turnover rate	303	% (f)	163%	234%	409%	193%	147%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Tactical Income Fund
Financial Highlights

Selected data based on a share outstanding throughout each year/period.

	For the		For the Year	For the Year	For the Year	For the Year	For the Year
	Six Months Ended		ended	ended	ended	ended	ended
	October 31, 2017		April 30, 2017	April 30, 2016	April 30, 2015	April 30, 2014	April 30, 2013
	(Unaudited)
Net asset value, beginning of year/period	$11.33		$11.01	$10.76	$10.92	$11.05	$10.60
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.21		0.41	0.10	0.28	0.44	0.59
Net realized and unrealized gain (loss) on investments	0.02		0.44	0.24	(0.17)	0.16	0.50
Total from investment operations	0.23		0.85	0.34	0.11	0.60	1.09
LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.49)	(0.09)	(0.25)	(0.48)	(0.55)
From net realized gains on investments	—		(0.04)	—	(0.02)	(0.25)	(0.09)
Total distributions	(0.20)		(0.53)	(0.09)	(0.27)	(0.73)	(0.64)
Net asset value, end of year/period	$11.36		$11.33	$11.01	$10.76	$10.92	$11.05
Total return (b)	2.02	% (f)	7.28%	3.23%	1.05%	5.60%	9.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$609,018		$540,726	$333,558	$228,108	$122,708	$83,150
Ratios to average net assets
Expenses, net of reimbursement/recapture (c)	1.17	% (e)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement/recapture (c)	1.17	% (e)	1.20%	1.28%	1.29%	1.39%	1.44%
Net investment income, net of reimbursement/recapture (c,d)	3.75	% (e)	3.64%	0.93%	2.55%	3.98%	5.07%
Net investment income, before reimbursement/recapture (c,d)	3.75	% (e)	3.70%	0.90%	2.51%	3.84%	4.88%
Portfolio turnover rate	151	% (f)	355%	739%	797%	302%	232%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Adviser not absorbed or recaptured a portion of the expenses, total returns would have been lower or higher, respectively.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Tactical Oceana Fund (Formerly Toews Hedged Core W Fund)
Financial Highlights

Selected data based on a share outstanding throughout each year/period.

	For the		For the Year	For the Year	For the Year	For the Year	For the Year
	Six Months Ended		ended	ended	ended	ended	ended
	October 31, 2017		April 30, 2017	April 30, 2016	April 30, 2015	April 30, 2014	April 30, 2013
	(Unaudited)
Net asset value, beginning of year/period	$8.64		$8.59	$8.92	$8.99	$9.08	$7.72
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.02		(0.07)	(0.10)	(0.10)	(0.10)	(0.09)
Net realized and unrealized gain (loss) on investments	0.75		0.12	(0.23)	0.03	0.09	1.45
Total from investment operations	0.77		0.05	(0.33)	(0.07)	(0.01)	1.36
LESS DISTRIBUTIONS:
From net realized gains on investments	—		—	—	—	(0.04)	—
From return of capital	—		—	—	—	(0.04)	—
Total distributions	—		—	—	—	(0.08)	—
Net asset value, end of year/period	$9.41		$8.64	$8.59	$8.92	$8.99	$9.08
Total return (b)	8.91	% (f)	0.58%	(3.70)%	(0.78)%	(0.17)%	17.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$48,769		$47,027	$73,074	$88,687	$78,384	$46,869
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.32	% (e)	1.38%	1.42%	1.42%	1.44%	1.57%
Net investment loss, net of reimbursement (c,d)	(0.35	)% (e)	(.88)%	(1.16)%	(1.09)%	(1.16)%	(1.15)%
Net investment loss, before reimbursement (c,d)	(0.42	)% (e)	(1.01)%	(1.33)%	(1.25)%	(1.35)%	(1.48)%
Portfolio turnover rate	341	% (f)	11%	27%	15%	0%	140%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Tactical Monument Fund (Formerly Toews Hedged Core L Fund)
Financial Highlights

Selected data based on a share outstanding throughout each year/period.

	For the		For the Year	For the Year	For the Year	For the Year	For the Year
	Six Months Ended		ended	ended	ended	ended	ended
	October 31, 2017		April 30, 2017	April 30, 2016	April 30, 2015	April 30, 2014	April 30, 2013
	(Unaudited)
Net asset value, beginning of year/period	$9.96		$9.33	$11.26	$11.42	$11.00	$9.88
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.02		(0.08)	(0.12)	(0.13)	(0.14)	(0.12)
Net realized and unrealized gain (loss) on investments	0.71		0.71	(1.54)	0.92	2.10	1.24
Total from investment operations	0.73		0.63	(1.66)	0.79	1.96	1.12
LESS DISTRIBUTIONS:
From net realized gains on investments	—		—	(0.27)	(0.95)	(1.54)	—
Total distributions	—		—	(0.27)	(0.95)	(1.54)	—
Net asset value, end of year/period	$10.69		$9.96	$9.33	$11.26	$11.42	$11.00
Total return (b)	7.33	% (f)	6.75%	(14.84)%	6.78%	17.82%	11.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$41,083		$40,832	$58,185	$84,708	$83,871	$43,057
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.41	% (e)	1.32%	1.48%	1.41%	1.41%	1.56%
Net investment loss, net of reimbursement (c,d)	0.43	% (e)	(0.88)%	(1.16)%	(1.09)%	(1.16)%	(1.15)%
Net investment loss, before reimbursement (c,d)	0.27	% (e)	(0.95)%	(1.39)%	(1.25)%	(1.32)%	(1.46)%
Portfolio turnover rate	338	% (f)	0%	27%	18%	18%	84%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Tactical Opportunity Fund (Formerly Toews Hedged Core S Fund)
Financial Highlights

Selected data based on a share outstanding throughout each year/period.

	For the		For the Year	For the Year	For the Year	For the Year	For the Year
	Six Months Ended		ended	ended	ended	ended	ended
	October 31, 2017		April 30, 2017	April 30, 2016	April 30, 2015	April 30, 2014	April 30, 2013
	(Unaudited)
Net asset value, beginning of year/period	$9.29		$9.25	$10.79	$11.12	$10.65	$9.52
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.02		(0.08)	(0.12)	(0.12)	(0.13)	(0.11)
Net realized and unrealized gain (loss) on investments	0.44		0.12	(1.35)	0.13	2.06	1.24
Total from investment operations	0.46		0.04	(1.47)	0.01	1.93	1.13
LESS DISTRIBUTIONS:
From net realized gains on investments	—		—	(0.07)	(0.34)	(1.46)	—
Total distributions	—		—	(0.07)	(0.34)	(1.46)	—
Net asset value, end of year/period	$9.75		$9.29	$9.25	$10.79	$11.12	$10.65
Total return (b)	4.95	% (f)	0.43%	(13.62)%	0.07%	18.05%	11.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$63,400		$61,905	$88,577	$115,507	$107,933	$62,835
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.33	% (e)	1.28%	1.40%	1.35%	1.41%	1.49%
Net investment loss, net of reimbursement (c,d)	(0.31	)% (e)	(0.88)%	(1.17)%	(1.10)%	(1.16)%	(1.16)%
Net investment loss, before reimbursement (c,d)	(0.39	)% (e)	(0.92)%	(1.32)%	(1.20)%	(1.31)%	(1.40)%
Portfolio turnover rate	335	% (f)	13%	18%	18%	0%	89%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Financial Highlights

Selected data based on a share outstanding throughout each year/period.

	For the		For the Year	For the Year	For the Year	For the Period
	Six Months Ended		ended	ended	ended	ended
	October 31, 2017		April 30, 2017	April 30, 2016	April 30, 2015	April 30, 2014*
	(Unaudited)
Net asset value, beginning of year/period	$10.45		$10.10	$10.04	$10.15	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.13		0.23	0.11	0.19	0.22
Net realized and unrealized gain (loss) on investments	(0.08)		0.39	0.06	(0.06)	0.20
Total from investment operations	0.05		0.62	0.17	0.13	0.42
LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.26)	(0.11)	(0.18)	(0.25)
From net realized gains on investments	—		(0.01)	—	(0.06)	(0.02)
Total distributions	(0.12)		(0.27)	(0.11)	(0.24)	(0.27)
Net asset value, end of year/period	$10.38		$10.45	$10.10	$10.04	$10.15
Total return (b)	0.50	% (f)	5.90%	1.72%	1.44%	4.08	% (f)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$111,217		$109,076	$92,398	$86,839	$61,389
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e)	1.25%	1.25%	1.25%	1.25	% (e)
Expenses, before reimbursement (c)	1.31	% (e)	1.27%	1.37%	1.37%	1.44	% (e)
Net investment income, net of reimbursement (c,d)	2.42	% (e)	2.25%	1.13%	1.84%	3.30	% (e)
Net investment income, before reimbursement (c,d)	2.36	% (e)	2.23%	1.01%	1.73%	3.12	% (e)
Portfolio turnover rate	258	% (f)	496%	496%	632%	221	% (f)

*	The Fund commenced operations on August 28, 2013.

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Tactical Defensive Alpha Fund
Financial Highlights

Selected data based on a share outstanding throughout each year/period.

	For the		For the Year	For the Period
	Six Months Ended		ended	ended
	October 31, 2017		April 30, 2017	April 30, 2016*
	(Unaudited)
Net asset value, beginning of period	$11.66		$11.00	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.02		(0.07)	(0.01)
Net realized and unrealized gain on investments	0.76		1.09	1.01
Total from investment operations	0.78		1.02	1.00
LESS DISTRIBUTIONS:
From net realized gains on investments	—		(0.36)	—
Total distributions	—		(0.36)	—
Net asset value, end of period	$12.44		$11.66	$11.00
Total return (b)	6.69	% (f)	9.49%	10.00	% (f)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$116,000		$98,716	$38,760
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e)	1.25%	1.25	% (e)
Expenses, before reimbursement (c)	1.26	% (e)	1.27%	1.83	% (e)
Net investment loss, net of reimbursement (c,d)	(0.29	)% (e)	(0.61)%	(0.28	)% (e)
Net investment loss, before reimbursement (c,d)	(0.30	)% (e)	(0.63)%	(0.86	)% (e)
Portfolio turnover rate	377	% (f)	1741%	385	% (f)

*	The Fund commenced operations on January 7, 2016.

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Funds
Notes to Financial Statements (Unaudited)
October 31, 2017

NOTE 1. ORGANIZATION

The Toews Tactical Growth Allocation Fund (the “Growth Allocation Fund”), Toews Tactical Income Fund (the “Tactical Income Fund”) (formerly Toews Hedged High Yield Bond Fund), Toews Oceana Fund (the “Oceana Fund”) (formerly Toews Hedged Core W Fund), Toews Tactical Monument fund (the “Monument Fund”) (formerly Toews Hedged Core L Fund), Toews Tactical Opportunity Fund (the “Opportunity Fund”) (formerly Toews Hedged Core S Fund), Toews Unconstrained Income Fund (the “Unconstrained Income Fund”), and Toews Tactical Defensive Alpha Fund (the “Tactical Defensive Alpha Fund”) (each a “Fund,” collectively the “Funds”), are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Tactical Defensive Alpha Fund and Unconstrained Income Fund are each a non- diversified fund. The Growth Allocation Fund, Tactical Income Fund, Oceana Fund, Monument Fund and Opportunity Fund are each a diversified fund.

The primary investment objective of each Fund is as follows:

Fund	Primary Objective
Growth Allocation Fund	Long Term Growth of Capital
Tactical Income Fund	High Level of Current Income
Oceana Fund	Long Term Growth of Capital
Monument Fund	Long Term Growth of Capital
Opportunity Fund	Long Term Growth of Capital
Unconstrained Income Fund	Income and Long-Term Growth of Capital
Tactical Defensive Alpha Fund	Long Term Growth of Capital

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term investments that mature in 60 days or less may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly

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Notes to Financial Statements (Unaudited) (Continued)
October 31, 2017

basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end investment companies.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

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Notes to Financial Statements (Unaudited) (Continued)
October 31, 2017

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Funds’ prospectus for a full listing of risks associated with these investments. The following tables summarize the inputs used as of October 31, 2017 for the Funds’ assets and liabilities measured at fair value:

Growth Allocation Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$4,201,428	$—	$—	$4,201,428
Exchange Traded Funds*	13,712,382	—	—	13,712,382
Options Purchased	—	34,170	—	34,170
Total	$17,913,810	$34,170	$—	$17,947,980
Asset Derivatives
Futures Contracts**	$624,674	$—	$—	$624,674
Total	$624,674	$—	$—	$624,674

Tactical Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$349,269,228	$—	$—	$349,269,228
Exchange Traded Funds*	256,170,555	—	—	256,170,555
Mortgage Notes	—	—	749,218	749,218
Total	$605,439,783	$—	$749,218	$606,189,001

Tactical Oceana Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$13,174,792	$—	$—	$13,174,792
Exchange Traded Funds*	26,178,165	—	—	26,178,165
Options Purchased	—	95,726	—	95,726
Total	$39,352,957	$95,726	$—	$39,448,683
Asset Derivatives
Futures Contracts**	$898,389	$—	$—	$898,389
Total	$898,389	$—	$—	$898,389

Tactical Monument Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$11,178,608	$—	$—	$11,178,608
Exchange Traded Funds*	22,209,603	—	—	22,209,603
Options Purchased	—	80,149	—	80,149
Total	$33,388,211	$80,149	$—	$33,468,360
Asset Derivatives
Futures Contracts**	$1,519,344	$—	$—	$1,519,344
Total	$1,519,344	$—	$—	$1,519,344

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Notes to Financial Statements (Unaudited) (Continued)
October 31, 2017

Tactical Opportunity Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$17,067,328	$—	$—	$17,067,328
Exchange Traded Funds*	34,171,072	—	—	$34,171,072
Options Purchased	—	124,871	—	$124,871
Total	$51,238,400	$124,871	$—	$51,363,271
Asset Derivatives
Futures Contracts**	$3,441,722	$—	$—	$3,441,722
Total	$3,441,722	$—	$—	$3,441,722

Unconstrained Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$79,132,520	$—	$—	$79,132,520
Exchange Traded Funds*	29,400,374	—	—	29,400,374
Mortgage Notes	—	—	2,769,685	2,769,685
Total	$108,532,894	$—	$2,769,685	$111,302,579

Tactical Defensive Alpha Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$51	$—	$—	$51
Exchange Traded Funds*	90,926,290	—	—	90,926,290
Options Purchased	—	224,618	—	224,618
Total	$90,926,341	$224,618	$—	$91,150,959
Asset Derivatives
Futures Contracts**	$4,540,823	$—	$—	$4,540,823
Total	$4,540,823	$—	$—	$4,540,823

*	Please refer to the Portfolio of Investments for industry classifications.

**	Represents cumulative unrealized gain (loss) at October 31, 2017.

There were no transfers into or out of Level 1, Level 2 or Level 3 during the current period presented. No Fund held Level 3 securities during the year except the Tactical Income Fund and the Unconstrained Income Fund. It is the Funds’ policy to record transfers into or out of any Level at the end of the period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Tactical Income	Unconstrained
	Fund	Income Fund
	Mortgage Notes	Mortgage Notes
Beginning balance	$504,222	$5,448,968
Cost of purchases	244,996	861,121
Change in unrealized depreciation	—	(990,137)
Total realized gain (loss)	—	—
Change in unrealized appreciation	—	—
Reinvestment of dividends	—	—
Proceeds from sales of investments	—	(2,550,267)
Net Transfers in/out of level 3	—	—
Ending balance	$749,218	$2,769,685

The total change in unrealized depreciation included in the Statement of Operations attributable to Level 3 investments still held at October 31, 2017 was $0 and $990,137 for Tactical Income Fund and Unconstrained Income Fund, respectively.

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2017

The unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 Mortgage Note Investments are the investment’s interest payments, which are evaluated to determine that payments continue to be received in a timely fashion. Cost approximates fair value and the following factors are evaluated: the credit and interest rate risk of the issuer, lease terms, tenant quality and collateral type and value. Significant changes in these inputs could result in a significantly lower fair value measurement.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

Mortgage Notes – The Funds may invest in various tranches of private, short-term mortgage notes. As of October 31, 2017, the mortgage note investments held represented first lien interests on properties in New York City, New York, and entitle the Funds to receive returns that are typically greater than traditional fixed income investments. The Funds may purchase these Notes to gain a higher yield than traditional debt obligations. Based on the nature of these short-term mortgage notes, the valuation committee meets periodically and reviews each investment in order to determine their value. The valuation committee will review property appraisals, loan-to-value ratios, projected cash flows, payment history, and other mortgage data specific to the region each of the properties are located in to determine the fair market value of the investments. The mortgage notes are thinly traded and for this reason are valued using the Trust’s fair value policies and procedures as established by the valuation committee. For this reason, and based on the nature of the inputs, the mortgage notes have been determined to be Level 3 investments. The mortgage note investments are subject to credit and interest rate risk of the issuer, other risks include the underlying collateral associated with the mortgage notes. Full principal repayment is expected on the note with a partial repayment of interest in arrears. The Aristone Realty Capital 12% note due 4/3/17 defaulted on 4/4/17 and was marked down from 100% of par to 43% of par. A sale of the collateral property is anticipated in the near future.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as deposit with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from or pay to the brokers a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2017

security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, a put option will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises or declines sufficiently, the option may expire worthless to a Fund. In addition, in the event that the price of the security or index in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of October 31, 2017 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity.

As of and for the six months ended October 31, 2017, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures contracts subject to equity price risk amounted to the following:

		Statements of
	Statements of Assets	Operations
	and Liabilities Net	Change in Unrealized	Statements of
	Unrealized Appreciation	Appreciation	Operations Realized
	(Depreciation) on Futures	(Depreciation) on	Gain (Loss) on
Fund	Contracts*	Futures Contracts	Futures Contracts
Growth Allocation Fund	$624,674	$174,052	$1,155,789
Oceana Fund	898,389	(1,209,042)	5,894,127
Monument Fund	1,519,344	1,008,156	2,386,175
Opportunity Fund	3,441,722	2,249,606	1,498,336
Tactical Defensive Alpha Fund	4,540,823	2,063,467	6,143,189

Such figures can be found on the Statements of Assets & Liabilities and Statements of Operations.

*	Cumulative unrealized gain on futures contracts.

Offsetting of Financial Assets and Derivative Assets and Liabilities – The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at October 31, 2017.

Growth Allocation Fund

Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities

		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Futures contracts	$624,674	$—	$624,674	$—	$932,538	$1,557,212
Total	$624,674	$—	$624,674	$—	$932,538	$1,557,212

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2017

Oceana Fund

Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities

		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Futures contracts	$898,389	$—	$898,389	$—	$4,119,052	$5,017,441
Total	$898,389	$—	$898,389	$—	$4,119,052	$5,017,441

Monument Fund

Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities

		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Futures contracts	$1,519,344	$—	$1,519,344	$—	$1,479,332	$2,998,676
Total	$1,519,344	$—	$1,519,344	$—	$1,479,332	$2,998,676

Opportunity Fund

Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities

		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Futures contracts	$3,441,722	$—	$3,441,722	$—	$1,228,909	$4,670,631
Total	$3,441,722	$—	$3,441,722	$—	$1,228,909	$4,670,631

Tactical Defensive Alpha Fund

Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities

		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Futures contracts	$4,540,823	$—	$4,540,823	$—	$7,715,460	$12,256,283
Total	$4,540,823	$—	$4,540,823	$—	$7,715,460	$12,256,283

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of each Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2017

Security Transactions and Investment Income – Investment security transactions are accounted for no later than the first business day after the trade date, except for reporting purposes when transactions are recorded on the trade date. Cost is determined and gains and losses are calculated based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years for the Growth Allocation Fund, Tactical Income Fund, Oceana Fund, Monument Fund, Opportunity Fund and Unconstrained Income Fund (2014-2016), and 2016 for the Tactical Defensive Alpha Fund, or expected to be taken in the Funds’ 2017 tax returns. The Funds identify their major tax jurisdictions as United States Federal and Nebraska. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Dividends and Distributions – Each of the Funds, except the Tactical Income Fund, will pay dividends from net investment income, if any, at least annually and will declare and pay distributions from net realized capital gains, if any, annually. The Tactical Income Fund pays dividends from net investment income, if any, monthly, and pays distributions from net realized capital gains, if any, annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arises. All short-term capital gains are included in ordinary income for tax purposes.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an investment advisory agreement with Toews Corporation (the “Adviser”) with respect to the Funds. The Adviser has overall supervisory responsibility for the general management and investment of the Funds and their securities portfolios. The Adviser receives a monthly fee payable by the Funds calculated at an annual rate of 1.00% of the average daily net assets of each of the Growth Allocation Fund, Tactical Income Fund, Oceana Fund, Monument Fund, Opportunity Fund, Unconstrained Income Fund and Tactical Defensive Alpha Fund.

The Adviser has contractually agreed to waive its management fees and/or make payments to limit each Fund’s expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses), fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) at least until August 31, 2018, so that the total annual operating expenses of the Funds do

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2017

not exceed 1.25% of the Funds’ average net assets. For the year ended October 31, 2017, the Adviser earned and waived and/or reimbursed the following fees pursuant to its contractual agreement:

Fund	Fees Earned	Fees Waived
Growth Allocation Fund	$107,363	$32,608
Tactical Income Fund	2,952,857	—
Oceana Fund	243,960	16,965
Monument Fund	206,195	33,659
Opportunity Fund	311,360	24,408
Unconstrained Income Fund	557,921	33,460
Tactical Defensive Alpha Fund	539,229	4,317

Fees waived or expenses reimbursed may be recouped by the Adviser from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above. The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	April 30, 2018	April 30, 2019	April 30, 2020	Total
Growth Allocation Fund	$51,506	$72,109	$66,323	$189,938
Oceana Fund	140,617	137,549	72,455	350,621
Monument Fund	145,360	165,481	36,590	347,431
Opportunity Fund	121,747	157,630	25,538	304,915
Unconstrained Income Fund	91,987	109,281	21,954	223,222
Tactical Defensive Alpha Fund	—	42,155	15,558	57,713

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). For the six months ended October 31, 2017, the Funds did not pay distribution-related charges to the Distributor.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2017

NOTE 4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the six months ended October 31, 2017, amounted to the following:

Fund	Purchases	Sales
Growth Allocation Fund	$54,643,760	$46,139,106
Tactical Income Fund	864,639,048	792,980,461
Oceana Fund	134,080,176	109,152,433
Monument Fund	111,400,713	91,471,250
Opportunity Fund	166,949,491	137,004,589
Unconstrained Income Fund	274,567,406	271,068,730
Defensive Alpha Fund	325,382,095	233,912,179

NOTE 5. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Funds currently invest a portion of their assets in the corresponding investments. The Funds may redeem their investment from the investments at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds may be directly affected by the performance of the investments. The financial statements of the investments, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Fund	Investment	Percentage of Net Assets
Growth Allocation Fund	Vanguard Short-Term Bond ETF	62.2%
Tactical Income Fund	JPMorgan High Yield Fund - Select Class	31.5%
	iShares iBoxx $High Yield Corporate Bond ETF	21.0%
	SPDR Bloomberg Barclays High Yield Bond ETF	21.1%
Oceana Fund	Vanguard Short-Term Bond ETF	53.7%
	Vanguard Short-Term Bond Index Fund - Institutional Class	27.0%
Monument Fund	Vanguard Short-Term Bond ETF	54.1%
	Vanguard Short-Term Bond Index Fund - Institutional Class	27.2%
Opportunity Fund	Vanguard Short-Term Bond ETF	53.9%
	Vanguard Short-Term Bond Index Fund - Institutional Class	27.0%
Unconstrained Income Fund	Vanguard Short-Term Bond Index Fund - Institutional Class	31.5%
Defensive Alpha Fund	Vanguard Short-Term Bond ETF	78.4%

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2017

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the periods ended April 30, 2017 and April 30, 2016 was as follows:

For the period ended April 30, 2016:

	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Toews Tactical Growth Allocation Fund	$37,143	$308,274	$146	$345,563
Toews Tactical Income Fund	2,268,954	—	—	2,268,954
Toews Tactical Oceana Fund	—	—	—	—
Toews Tactical Monument Fund	573,504	1,287,458	—	1,860,962
Toews Tactical Opportunity Fund	—	735,837	—	735,837
Toews Unconstrained Fixed Income Fund	986,979	—	14,322	1,001,301
Toews Tactical Defensive Alpha Fund	—	—	—	—

For the period ended April 30, 2017:

	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Toews Tactical Growth Allocation Fund	$—	$—	$—	$—
Toews Tactical Income Fund	18,244,218	—	—	18,244,218
Toews Tactical Oceana Fund	—	—	—	—
Toews Tactical Monument Fund	—	—	—	—
Toews Tactical Opportunity Fund	—	—	—	—
Toews Unconstrained Income Fund	2,504,355	—	—	2,504,355
Toews Tactical Defensive Alpha Fund	1,888,190	828,180	—	2,716,370

As of April 30, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Toews Hedged Growth Allocation Fund	$—	$—	$—	$(1,254,064)	$—	$25,064	$(1,229,000)
Toews Tactical Income Fund	17,398,999	—	—	—	—	2,900,684	20,299,683
Toews Hedged Core W Fund	—	—	(111,868)	(5,265,079)	—	—	(5,376,947)
Toews Hedged Core L Fund	—	—	(97,619)	(8,485,432)	—	—	(8,583,051)
Toews Hedged Core S Fund	—	—	(148,672)	(13,914,403)	—	—	(14,063,075)
Toews Unconstrained Fixed Income Fund	1,693,188	314,425	—	—	—	1,912,167	3,919,780
Toews Tactical Defensive Alpha Fund	4,845,898	2,345,388	—	—	—	—	7,191,286

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open futures contracts.

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2017

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
Toews Hedged Growth Allocation Fund	$—
Toews Tactical Income Fund	—
Toews Hedged Core W Fund	111,868
Toews Hedged Core L Fund	97,619
Toews Hedged Core S Fund	148,672
Toews Unconstrained Fixed Income Fund	—
Toews Tactical Defensive Alpha Fund	—

At October 31, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Portfolio	Short-Term	Long-Term	Total
Toews Hedged Growth Allocation Fund	$367,282	$886,782	$1,254,064
Toews Tactical Income Fund	—	—	—
Toews Hedged Core W Fund	2,106,032	3,159,047	5,265,079
Toews Hedged Core L Fund	3,394,655	5,090,777	8,485,432
Toews Hedged Core S Fund	5,565,760	8,348,643	13,914,403
Toews Unconstrained Fixed Income Fund	—	—	—
Toews Tactical Defensive Alpha Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax treatment of net operating losses and short-term capital gains, resulted in reclassifications for the tax year ended October 31, 2017 for the Funds as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Net Realized
Portfolio	Capital	Income (Loss)	Gains (Loss)
Toews Hedged Growth Allocation Fund	$(23,323)	$23,323	$—
Toews Tactical Income Fund	—	—	—
Toews Hedged Core W Fund	(661,869)	661,869	—
Toews Hedged Core L Fund	(559,966)	559,966	—
Toews Hedged Core S Fund	(833,642)	833,642	—
Toews Unconstrained Fixed Income Fund	—	—	—
Toews Tactical Defensive Alpha Fund	—	446,545	(446,545)

NOTE 7. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Toews Funds
Shareholder Expense Example (Unaudited)

As a shareholder of the Funds you incur ongoing costs, including management fees and other Fund expenses. Additionally, you may incur transactional costs in the form of redemption fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on $1,000 invested on May 1, 2017 and held October 31, 2017.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Hypothetical
	Actual			(5% return before expenses)
							Fund’s
	Beginning	Ending	Expenses	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Account Value	Paid During	Expense
	05/01/17	10/31/17	Period*	05/01/17	10/31/17	Period*	Ratio

Tactical Growth Allocation Fund	$1,000.00	$1,060.40	$6.49	$1,000.00	$1,018.90	$6.36	1.25%
Tactical Income Fund	$1,000.00	$1,020.20	$5.96	$1,000.00	$1,019.31	$5.96	1.17%
Tactical Oceana Fund	$1,000.00	$1,089.10	$6.58	$1,000.00	$1,018.90	$6.36	1.25%
Tactical Monument Fund	$1,000.00	$1,073.30	$6.53	$1,000.00	$1,018.90	$6.36	1.25%
Tactical Opportunity Fund	$1,000.00	$1,049.50	$6.46	$1,000.00	$1,018.90	$6.36	1.25%
Toews Unconstrained Income Fund	$1,000.00	$1,005.00	$6.32	$1,000.00	$1,018.90	$6.36	1.25%
Tactical Defensive Alpha Fund	$1,000.00	$1,066.90	$6.51	$1,000.00	$1,018.90	$6.36	1.25%

*	Expenses Paid During Period are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the number of days in the period ended October 31, 2017).

Toews Income, Toews Tactical Opportunity Fund (formerly known as “Toews Hedged Core S Fund), Toews Tactical Growth Allocation Fund (formerly known as “Toews Hedged Growth Allocation Fund”), Toews Tactical Monument Fund (formerly known as “Toews Hedge Core L Fund”), Toews Tactical Oceana Fund (formerly known as “Toews Hedged Core W Fund”), Toews Defensive & Toews Unconstrained (Adviser – Toews Corporation)*

In connection with the regular meeting held on May 23-24, 2017 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Toews Corporation (“Adviser”) and the Trust, with respect to the Toews Income, Toews Core S, Toews Growth, Toews Core L, Toews Core W, Toews Defensive & Toews Unconstrained (collectively referred to as the “Funds”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees noted that Toews was founded in 1995 and managed approximately $1.6 billion in assets, providing tactical investment strategies in a variety of asset classes through separately managed accounts, mutual funds, and asset management platforms. They reviewed the background information of the adviser’s key investment personnel. They acknowledged that the adviser hired a new head of trading in May 2016. The Trustees discussed the adviser’s investment process and noted that it was based on a proprietary algorithm that used technical analysis for all of the Fund’s respective strategies to detect when to make an investment, when to exit the investment, and when to re-purchase such investment. The Trustees remarked that the adviser monitored compliance with each Fund’s investment limitations by reviewing each Fund’s position holdings report daily to ensure that each Fund complied with regulatory limits and disclosure in the Fund’s prospectuses. They reviewed the adviser’s broker- dealer selection process. The Trustees noted that the adviser reported no material compliance or litigation issues since its advisory contract was last approved for renewal. The Trustees concluded that the adviser should continue to provide quality service to the Funds and its shareholders.

Performance.

Toews Core W. The Trustees reviewed the Fund’s performance and noted that over the 3-year period the Fund had dramatically lagged its Morningstar selected peer group median, its Morningstar category median, and its benchmark. The Trustees also noted that the Fund had negative performance over the 1-year period, while ranking in the 4th quartile of its Morningstar category. They noted that a representative of the adviser explained that despite the Fund’s underperformance, the adviser continued to believe in the effectiveness of the algorithm and the Fund noting that, over the long term, both with respect to the Fund as well as the adviser’s separate accounts, the strategy would demonstrate good performance results. The Trustees concluded that although the Fund’s performance warranted continued review, in light of the adviser’s dedication to the strategy, the Fund’s recent performance was consistent with the strategy employed in accordance with the Fund’s prospectus and the adviser was capable of providing positive returns for shareholders.

Toews Income. The Trustees reviewed the Fund’s performance and noted that the Fund returned positive performance for the 1-year period despite lagging its benchmark. They further observed that the Fund outperformed its Morningstar selected peer group median for the 3- and 5-year periods. They also remarked that the Fund outperformed its Morningstar category median during the 3-year period and only slightly underperformed during the 5-year period. The Trustees remarked that the adviser had remained consistent in its portfolio investment approach. They concluded that the Fund’s performance was satisfactory.

Toews Defensive. The Trustees discussed the Fund’s investment objective and strategy. They noted that for the 1-year period, the Fund lagged its benchmark but outperformed its Morningstar selected peer group median as well as its Morningstar category median. The Trustees stated that the Fund had been effective at achieving its stated prospective objectives and reached a consensus that the Fund’s performance was satisfactory.

Toews Core L. The Trustees discussed the Fund’s investment objective and strategy. They observed that the Fund outperformed its Morningstar selected peer group median during the 5-year period and since inception. However, they further remarked that the Fund underperformed its benchmark and Morningstar category median for the 1-year, 3-year, and since inception periods. They noted that a representative of the adviser explained that despite the Fund’s underperformance, the adviser continued to believe in the effectiveness of the algorithm and the Fund noting that, over the long term, both with respect to the Fund as well as the adviser’s separate accounts, the strategy would demonstrate good performance results. The Trustees concluded that although the Fund’s performance warranted continued review, in light of the adviser’s dedication to the strategy, the Fund’s recent performance was consistent with the strategy employed in accordance with the Fund’s prospectus and the adviser was capable of providing positive returns for shareholders.

Toews Core S. The Trustees discussed the Fund’s investment objective and strategy. The Trustees reviewed the Fund’s performance and noted that over the 3-year period the Fund has dramatically lagged its Morningstar selected peer group median, its Morningstar category median, and its benchmark. The Trustees also noted that the Fund had negative performance over the 1-year period, while ranking in the 4th quartile of its Morningstar category. They noted that a representative of the adviser explained that despite the Fund’s underperformance, the adviser continues to believe in the effectiveness of the algorithm and the Fund noting that, over the long term, both with respect to the Fund as well as the adviser’s separate accounts, the strategy would demonstrate good performance results. The Trustees concluded that although the Fund’s performance warranted continued review, in light of the adviser’s dedication to the strategy, the Fund’s recent performance was consistent with the strategy employed in accordance with the Fund’s prospectus and the adviser was capable of providing positive returns for shareholders.

Toews Growth. The Trustees discussed the Fund’s investment objective and strategy. The Trustees reviewed the Fund’s performance and noted that over the 1-year, 3-year, and since inception periods the Fund has dramatically lagged its Morningstar selected peer group median, its Morningstar category median, and its benchmark. They noted that a representative of the adviser explained that despite the Fund’s underperformance, the adviser continues to believe in the effectiveness of the algorithm and the Fund noting that, over the long term, both with respect to the Fund as well as the adviser’s separate accounts, the strategy would demonstrate good performance results. The Trustees concluded that although the Fund’s performance warranted continued review, in light of the adviser’s dedication to the strategy, the Fund’s recent performance was consistent with the strategy employed in accordance with the Fund’s prospectus and the adviser was capable of providing positive returns for shareholders.

Toews Unconstrained. The Trustees discussed the Fund’s investment objective and strategy. The Trustees evaluated the Fund’s performance over the 1-year, 3-year, and since inception periods, noting that the Fund outperformed its Morningstar category median while lagging its Morningstar selected peer group median.

The Trustees remarked that the Fund appeared to be providing reasonable performance compared to its Morningstar category. The Trustees concluded that the Fund’s performance was acceptable.

Fees and Expenses.

Toews Core W . The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 1.00% was lower than the median of its peer group and its Morningstar category median. They further noted that the Fund’s net expense ratio was lower than the peer group and Morningstar category medians. After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Toews Income. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 1.00% was higher than the median of its peer group and equal to its Morningstar category median. They further noted that the Fund’s net expense ratio was lower than its peer group median but higher than its Morningstar category median, but within the range of the category. After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Toews Defensive. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 1.00% was higher than the median of its peer group and its Morningstar category median, but well within the range of both comparison groups. They further noted that the Fund’s net expense ratio was higher than the peer group and Morningstar category medians, but also within the range of both comparison groups. After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Toews Core L. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 1.00% was lower than the median of its peer group and its Morningstar category median. They further noted that the Fund’s net expense ratio was lower than the peer group and Morningstar category medians. After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Toews Core S. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 1.00% was lower than the median of its peer group and its Morningstar category median. They further noted that the Fund’s net expense ratio was lower than the peer group and Morningstar category medians. After further discussion, the Trustees concluded that the Fund’s advisory fee was reasonable.

Toews Growth. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 1.00% was equal to the median of its peer group but higher than its Morningstar category median. They further noted that the Fund’s net expense ratio was lower than the peer group median and higher than its Morningstar category median, but well within the range of the category. After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Toews Unconstrained. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 1.00% was equal to the peer group, but significantly higher than the category median. They further noted that the Fund’s net expense ratio was lower than its peer group average but higher than its Morningstar category median. They also noted the funds making up the Fund’s Morningstar category were all twice the asset size of the Fund. After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Trustees discussed the adviser’s projections for assets for each Fund and noted the absence of breakpoints at this time, but considered, given the size of the Funds, breakpoints are not necessary at this time. After discussion, it was the consensus of the Trustees that based on current size of each Fund, economies do not appear to have been reached at this time, and the matter of economies of scale would be revisited at the next renewal of the advisory agreement and as each Fund’s size increases.

Profitability. The Trustees reviewed information provided by Toews regarding the profitability of the adviser with respect to each Fund. They considered that while the profits attributable to several of the Funds were healthy, both the dollar amount of the profit and profit as a percentage of income were not unreasonable. The Trustees concluded that profit in each case from each Fund was not excessive.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that the renewal of the advisory agreement is in the best interests of the shareholders of Toews Core W, Toews Income, Toews Defensive, Toews Core L, Toews Core S, Toews Growth, and Toews Unconstrained.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 1/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 1/8/17

/s/ Jim Colantino

Jim Colantino, Treasurer/Principal Financial Officer

Date 1/8/17